GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

Note 1 - GENERAL:

ZOOZ Power Ltd. (hereinafter - “the Company”), an Israeli Company, was incorporated and commenced operations in Israel on February 5, 2013. The offices of the Company are located at 4 Hamelacha St., Lod, Israel. Majority of the Company’s non current assets are located in Israel. The Company operates as one operating segment and is engaged in developing, manufacturing, marketing and selling Flywheel-based power boosting and power management solutions for ultra-fast multi-ports EV (Electrical Vehicles) charging. The system is based on kinetic storage using flywheels.

In March 2021, the Company completed an initial public offering of shares and marketable warrants on the Tel Aviv Stock Exchange and became a public Company and started trading on that day. In March 2022, the Company completed a public offering of shares and warrants. For more information see note 10.

On April 4, 2024 (the “Closing Date”), the Company and Keyarch Acquisition Corporation, a Cayman Islands exempted Company (“Keyarch”), consummated their previously announced business combination, dated as of July 30, 2023 (as amended on February 9, 2024, March 8, 2024 and March 15, 2024, the “Business Combination Agreement”), by and among Keyarch, ZOOZ, ZOOZ Power Cayman, a Cayman Islands exempted Company and a direct, wholly owned subsidiary of ZOOZ (“Merger Sub”), Keyarch Global Sponsor Limited, a Cayman Islands exempted Company. The merger of Keyarch with Merger Sub resulted in the exchange of shares of Keyarch ordinary shares held by Keyarch shareholders for newly issued ZOOZ ordinary shares on a one-to-one basis. The merger was not within the scope of ASC 805 (“Business Combinations”) because Keyarch did not meet the definition of a business in accordance with ASC 805. The merger was accounted for as a recapitalization; as such, any difference between the fair value of ZOOZ ordinary shares issued and the fair value of Keyarch’s identifiable net assets was recorded as additional paid-in capital.

At the Closing Date and upon the terms and subject to the conditions of the Business Combination Agreement, and in accordance with the Cayman Act, Keyarch and Merger Sub consummated the Merger, pursuant to which Merger Sub was merged with and into Keyarch, with Keyarch being the surviving Company, following which the separate corporate existence of Merger Sub ceased and Keyarch continued as the surviving Company Pursuant to the Closing Date, Keyarch became a direct, wholly-owned subsidiary of the Company.

On February 9, 2024, Keyarch and the Company entered into subscription agreements with certain investors (hereinafter - “subscription agreements”). Under the terms of the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, an aggregate of 1,300,000 Keyarch Class A ordinary shares for a purchase price of $10.00 per share, for gross proceeds of $13,000,000.

On March 21, 2024, the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665.

The Company accounted for the Reverse Stock Splits on a retroactive basis pursuant to ASC 260. As a result, all common stock, warrants, and options outstanding and exercisable for common stock, exercise prices and loss per share amounts have been adjusted, on a retroactive basis, for all periods presented in these financial statements and the applicable disclosures, to reflect such Reverse Stock Split.

On April 4, 2024, ZOOZ issued promissory notes in favor of Keyarch and EarlyBirdCapital (hereinafter EBC underwriters in Keyarch’s initial public offering), for the principal amount of $2,030,000 and $840,000 respectively. The Notes mature on April 4, 2026 and accrues interest at an annual rate of 8%, which interest increases to 15% if the Note is not paid when due. In addition, ZOOZ is required to make mandatory cash prepayments on the Note from time to time in amounts equal to 25% of the gross proceeds less sales commissions received by ZOOZ from equity or equity-linked financings.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Further, at any time, EBC may elect to have any amount of outstanding principal and/or accrued interest of the EBC Note by the transfer of Sponsor Earnout Shares then remaining in the Escrow Account (as defined below) to EBC, with the price per Sponsor Earnout Share for purposes of determining the amount of the obligations satisfied under the EBC Note for such prepayment being equal to ninety percent (90%) of the volume weighted average price of an ordinary share of ZOOZ on the principal U.S. securities exchange on which ZOOZ’s ordinary shares then trade for the five trading day period ending on the trading day immediately prior to the Sponsor’s and ZOOZ’s receipt of the applicable prepayment notice from EBC. The promissory notes are measured at fair value using the effective interest rate method. The accrued interest recorded in 2024 amounts to $171 thousand, with the promissory notes in favor of Keyarch and EBC amount of $2,151 thousand and $890 thousand respectively as of December 31, 2024.

The Sponsor Earnout Shares were deposited in an escrow account (the “Escrow Account”) at the Closing pursuant to an escrow agreement, dated April 4, 2024 (the “Escrow Agreement”), which Escrow Agreement governs the release of such Sponsor Earnout Shares in accordance with the Sponsor Letter Agreement, Sponsor Note and EBC Note.

The Company’s shareholders are entitled to additional contingent consideration of up to 4 million ordinary shares upon the Company’s achievement of the applicable earnout milestones (hereinafter - “the Earnout Rights”), During five years commencing at the end of the full fiscal quarter following the Closing date. In the event the volume-weighted average price of ZOOZ ordinary shares (“VWAP”) exceeds $12, for any twenty (20) trading days within any thirty (30) consecutive trading day period during such period, then 1 million Earnout Shares will be issuable (constituting 25% of the Earnout Shares). In addition, in the event the VWAP exceeds $16 for the Trading Period, then 1,400,000 Earnout Shares are issuable (constituting 35% of the Earnout Shares), and additionally, in the event VWAP exceeds $23 for the Trading Period, then 1,600,000 Earnout Shares are issuable (constituting 40% of the Earnout Shares) as set forth in the Business Combination Agreement, in the form of non-tradable, non-assignable rights, that were issued by the Company pro rata to the Pre-Closing Company Shareholders on April 4, 2024. The earnout are indexed to the Company’s own stock and, accordingly, the earnout is now classified within equity. As of the balance sheet date, the earn out milestones were not met.

In connection to the Closing date of the Business Combination, the Company’s ordinary shares and public warrants began trading on the Nasdaq Capital Market under the ticker symbols “ZOOZ” and “ZOOZW”, respectively, on April 5, 2024, and became a dual listed Company.

Following the Issuance of Earnout rights in April 2024, the company’s options and warrants conversion ratio has been adjusted, so each option or warrant will be exercisable to 1.18961 common shares.

As part of the transaction Keyarch’s warrants at an amount of 6,022,050 with a total fair value of $0.3 million were converted to the Company’s warrants and were recorded in the consolidated financial statements, measured in accordance with the fair market value, as determined in accordance with the closing market price December 31, 2024. Changes in fair value are recognized through finance income or expense in the statement of operations. For more information see Note 10.

The net proceeds received by the Company as part of the Merger Agreement Closing and the PIPE Financing totaled to $10.875 million; issuance costs of $ 148 thousand were recorded as a reduction to Shareholders’ Equity.

Current impact of Sword of Iron War

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas. In addition, since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization), Israel’s southern border with the Gaza Strip (with the Hamas terrorist organization) and on other fronts from various extremist groups in region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Further, on April 13, 2024, and on October 1, 2024, Iran launched a series of drone and missile strikes against Israel. As of December 31, 2024 a ceasefire agreement has been reached between Israel and Lebanon. To date the Company’s operations and financial results have not been materially affected. The Company expects that the current conflict in the Gaza Strip, Lebanon and the security escalation in Israel will not have a material impact on its business results in the short term. However, since this is an event beyond the Company’s control, its continuation or cessation may affect our expectations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Liquidity

The Company has net losses for the years ended December 31, 2024, and 2023 in the amounts of $10,990 thousand and $11,755 thousands and negative cash flows from operating activities in the amounts of $9,928 thousand and $12,232 thousand, respectively. The Company’s cash balance as of December 31, 2024, is $7,532 thousands.

The Company has historically financed its operations over the years by raising funds from investors. On April 4, 2024, the Company finalized a merger deal with a SPAC. As part of the merger 10,875 million USD, was invested in the company. Since the Company has just started commercial sales of its products and considering the Company’s expected cash usage, the Company’s cash balance as of December 31, 2024, and as of the date of approval of the financial statements is not sufficient to continue the Company’s operations for at least 12 months from the date of approval of the financial statements. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern.

In order to continue the Company’s operations, including research and development and sales and marketing, the Company is looking to secure financing from various sources, including additional investment funding. There is no assurance that the Company will be successful in obtaining the level of financing necessary to finance its operation.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.